Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222714
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%	5.04%
Without Sales Load [Member] | C000222715
Average Annual Return [Line Items]
Average Annual Return, Percent	10.54%	5.19%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%	5.49%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%	5.49%